Subsequent events - Additional Information (Detail) $ in Millions				3 Months Ended	12 Months Ended
	Apr. 30, 2020	Mar. 31, 2020 USD ($)	Mar. 13, 2020 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Events After Reporting Period [line items]
Percentage of fleet placed in storage	60.00%
Impairment losses					$ 71.6	$ 61.3	$ 64.8
Loan Credit And Guarantee Agreement [Member] | 3 Months LIBOR + 1.50% p.a., due on December 15, 2020 [member] | Embraer Netherlands Finance BV [member]
Disclosure of Events After Reporting Period [line items]
Borrowings			$ 600.0
Effective interest rate			three months LIBOR plus 1.5% per year
Borrowing effective interest rate			1.50%
Borrowings, maturity			December 15, 2020
COVID19 Pandemic [Member]
Disclosure of Events After Reporting Period [line items]
Operating income loss increase decrease		$ 22.2
Expected Credit loss		$ 33.4
Increase decrease in currency exchange rate		29.00%
Announcement of plan to discontinue operation [member] | Weighted average cost of capital, measurement input [member] | Commercial Aviation Business [Member]
Disclosure of Events After Reporting Period [line items]
Significant unobservable input, assets				0.106
Forecast [Member] | Commercial Aviation Business [Member]
Disclosure of Events After Reporting Period [line items]
Increase decrease in currency exchange rate				10.00%
Long-lived assets held for sale adjustments				$ 83.5
Forecast [Member] | Commercial Aviation Business [Member] | Bottom of range [member]
Disclosure of Events After Reporting Period [line items]
Impairment losses				163.0
Forecast [Member] | Commercial Aviation Business [Member] | Top of range [member]
Disclosure of Events After Reporting Period [line items]
Impairment losses				201.0
Announcement of plan to reclassify assets held for sale to assets held for continuous use [Member] | Commercial Aviation Business [Member] | Bottom of range [member]
Disclosure of Events After Reporting Period [line items]
Impairment losses				153.0
Announcement of plan to reclassify assets held for sale to assets held for continuous use [Member] | Commercial Aviation Business [Member] | Top of range [member]
Disclosure of Events After Reporting Period [line items]
Impairment losses				$ 526.0